INVESTMENTS IN NONCONSOLIDATED SUBSIDIARIES (Details Narrative)	Jul. 17, 2015 USD ($)	Jul. 17, 2015 EUR (€)	May 14, 2015 USD ($)	May 14, 2015 EUR (€)	Dec. 31, 2016 USD ($)	Aug. 18, 2015 EUR (€)
Nonconsolidated Subsidiaries [Member]
Investment in SPV carry value exceeded share of net assets | $					$ 19,000
Performance EBITDA Guarantee [Member]
Monthly EBITDA | $	$ 204,000
Annual EBITDA | $	$ 4,083,000
Percentage of excess revenue to be received	90.00%	90.00%
Euro | Performance EBITDA Guarantee [Member]
Monthly EBITDA		€ 188,000
Annual EBITDA		€ 3,760,000
Share Purchase Agreement [Member]
Ownership percentage			100.00%	100.00%
Purchase price | $			$ 5,647,000
Debt interest rate			2.00%	2.00%
Percentage of purchase price paid at closing			50.00%	50.00%
Reimbursed amount				€ 1,160,000
EBITDA adjustment			1.5	1.5
Share Purchase Agreement [Member] | Minimum [Member]
Financed investment SPVS, no repayment (percent)						70.00%
Share Purchase Agreement [Member] | Maximum [Member]
Financed investment SPVS, no repayment (percent)						80.00%
Share Purchase Agreement [Member] | Euro
Purchase price				€ 5,200,000
EBITDA adjustment			935	935
Share Purchase Agreement [Member] | Helios Loan Agreement [Member]
Financed investment intial SPVS (percent)						90.00%
Financed investment subsequentled acquired SPVs (percent)						80.00%
Required repayment of loan and broker fees (percent)						10.00%
Debt interest rate						14.50%
Percentage of annual operation fee						1.50%
Share Purchase Agreement [Member] | Helios Loan Agreement [Member] | Euro
Amount available under loan agreement						€ 5,000,000